Fair Value of Financial Instruments - Schedule of Financial Instruments at Fair Value on Non-recurring Basis (Details) (10-Q) (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Convertible debentures, discounts	$ 192,961	$ 241,634	$ 287,802
Long term debt, discounts	538,972	885,271	0
Short term debt, discounts	$ 284,216	$ 60	$ 0